Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 05, 2018
Document Effective Date	Mar. 05, 2018
Prospectus Date	Feb. 28, 2018
Huber Capital Mid Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	HUMDX
Huber Capital Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	HUMEX